6. Accounts Receivable (Details - Allowance for Doubtful Accounts) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Receivables [Abstract]
Balance at beginning of the year	$ 20,566	$ 36,553	$ 766
Addition - Increase in doubtful accounts	6,260	4,171	36,468
Written off	(1,526)	(239)	(616)
Written back	(1,372)	(18,293)	(65)
Reclassification from allowance for costs and estimated earnings in excess of billings on uncompleted contracts	3,121	0	0
Foreign currency translation difference	1,478	(1,626)	0
Balance at end of the year	$ 28,527	$ 20,566	$ 36,553